DWS Treasury Portfolio Annual Fund Operating Expenses - Institutional Shares [Member] - DWS Treasury Portfolio	Jul. 28, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2027
Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	0.29%
Fee Waiver or Reimbursement	(0.04%)
Net Expenses (as a percentage of Assets)	0.25%